LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Schedule of components of rental expense

The components of rental expense for the year ended December 31, 2019 and 2020 consist as follows:

	Year Ended
	December 31,
	2019	2020
	RMB	RMB
Short-term rental expense	93,548	114,723
Operating lease expense excluding short-term rental expense	218,314	170,022

Schedule of other information related to operating leases

	Year Ended
	December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:	314,300	244,491
Non-cash right-of-use assets in exchange for new lease liabilities:	432,898	484,202
Weighted average remaining lease term	3.74	3.20
Weighted average discount rate	5.86%	5.72%

Schedule of maturities of lease liabilities

RMB
Year ending December 31,
2021	243,857
2022	197,984
2023	142,412
2024	71,696
2025	22,277
2026 and thereafter	8,467
Total lease payments	686,693
Less: imputed interest	81,359
Total	605,334
Less: current portion	199,083
Non-current portion	406,251